Nature of Business and Subsequent Event (Details) - USD ($)					1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 14, 2021	Jan. 24, 2021	Oct. 14, 2020	Aug. 24, 2020	Jan. 24, 2021	Jun. 30, 2021	Dec. 31, 2020	Jan. 29, 2021	Dec. 31, 2019
Nature Of Business [Line Items]
Number of units issued | shares						50,000,000	50,000,000
Warrant exercise price						$ 11.50	$ 0.01
Proceeds from public offering							$ 500,000,000
Proceeds from sale of private placement warrants							12,000,000
Maximum amount of interest to pay dissolution expenses						$ 100,000	$ 100,000
Percentage refers to fair market value of business transaction						80.00%	80.00%
Percentage of outstanding voting securities						50.00%
Net tangible assets						$ 5,000,001	$ 5,000,001
Percentage refers to redemption of shares if no business combination occurs						15.00%	15.00%
Investment held in trust account						$ 500,000,000
Share price						$ 10.00
Withdrawal of interest to pay dissolution expenses						$ 100,000
Investments Maximum Maturity Term						185 days
Redemption Of Shares Calculated Based On Number Of Business Days Prior To Consummation Of Business Combination						2 days
Threshold Business Days For Redemption Of Public Shares						10 days
TJF
Nature Of Business [Line Items]
Percentage of outstanding voting securities				51.70%
Class B common stock
Nature Of Business [Line Items]
Common stock par value (in dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Merger agreement
Nature Of Business [Line Items]
Cash consideration	$ 911,300,000				$ 911,300,000
Value of founder shares, consideration	$ 28,280,000				$ 28,280,000
Number of founder shares issued, consideration					2,828,000
Acquisition value per share	$ 10.00	$ 10.00			$ 10.00			$ 10.00
Number of shares forfeited	3,828,000	3,828,000
Merger agreement | Sponsor
Nature Of Business [Line Items]
Number of shares forfeited	2,828,000	2,828,000			2,828,000
Merger agreement | TJF
Nature Of Business [Line Items]
Number of shares forfeited	1,000,000	1,000,000			1,000,000
Merger agreement | Class B common stock
Nature Of Business [Line Items]
Number of founder shares issued, consideration	2,828,000
Public Offering
Nature Of Business [Line Items]
Proceeds from sale of stock			$ 500,000,000
Number of units issued | shares			50,000,000			50,000,000	50,000,000
Price per unit			$ 10.00
Percentage of public shares redeemed						100.00%	100.00%
Investment held in trust account							$ 500,000,000
Share price							$ 10.00
Private placement
Nature Of Business [Line Items]
Proceeds from sale of stock			$ 12,000,000
Proceeds from warrants outstanding			$ 12,000,000
Aggregate sponsor warrants			8,000,000
Warrant exercise price			$ 1.50
Proceeds from sale of private placement warrants			$ 500,000,000